Appendix 3 Details of Due Dates of Payments to Suppliers - Summary of Suppliers (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for goods and services	$ 1,846,998,020	$ 1,093,481,203
Total	1,743,892,909	978,324,487
Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for goods and services	181,097,755	102,066,120
Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for goods and services	750,176,684	344,000,611
Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for goods and services	915,723,581	647,414,472
Up-to-date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Suppliers for energy purchase	812,250,930	413,470,421
Suppliers for the purchase of fuels and gas	236,836,190	86,288,004
Accounts payable for goods and services	354,237,114	193,171,360
Accounts payable for the purchase of assets	443,673,786	400,551,418
Total	1,846,998,020	1,093,481,203
Up-to-date Payments [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for goods and services	68,929,751	29,508,717
Accounts payable for the purchase of assets	112,168,004	72,557,403
Total	181,097,755	102,066,120
Up-to-date Payments [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Suppliers for energy purchase	228,033,131	94,049,964
Suppliers for the purchase of fuels and gas	236,836,190	86,288,004
Accounts payable for goods and services	285,307,363	163,662,643
Total	750,176,684	344,000,611
Up-to-date Payments [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Suppliers for energy purchase	584,217,799	319,420,457
Accounts payable for the purchase of assets	331,505,782	327,994,015
Total	$ 915,723,581	$ 647,414,472